CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated other comprehensive income (loss)
Balance, beginning of period	$ (18.8)	$ (23.7)
Other comprehensive income (loss) before tax	(25.5)	13.8
Tax	2.6	(8.9)
Balance, end of period	(41.7)	(18.8)
Long-term Investments
Accumulated other comprehensive income (loss)
Balance, beginning of period	(45.7)	(25.9)
Other comprehensive income (loss) before tax	(13.5)	(19.8)
Balance, end of period	(59.2)	(45.7)
Derivative Contracts
Accumulated other comprehensive income (loss)
Balance, beginning of period	26.9	2.2
Other comprehensive income (loss) before tax	(12.0)	33.6
Tax	2.6	(8.9)
Balance, end of period	$ 17.5	$ 26.9